CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES	$ 358,162	$ 240,872	$ 143,637
COST OF REVENUES	87,307	61,420	37,040
GROSS PROFIT	270,855	179,452	106,597
OPERATING COSTS AND EXPENSES:
RESEARCH AND DEVELOPMENT, net	65,259	43,393	36,930
SALES AND MARKETING	17,416	12,811	12,912
GENERAL AND ADMINISTRATIVE	67,241	45,509	71,437
OPERATING PROFIT (LOSS)	120,939	77,739	(14,682)
INTEREST INCOME	5,083	2,888	1,305
FINANCIAL EXPENSES, NET	(582)	(917)	(4,442)
PROFIT (LOSS) BEFORE TAXES ON INCOME	125,440	79,710	(17,819)
TAXES ON INCOME	(17,070)	(11,260)	(12,265)
NET INCOME (LOSS)	$ 108,370	$ 68,450	$ (30,084)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE:
Basic (in dollars per share)	$ 0.49	$ 0.31	$ (0.28)
Diluted (in dollars per share)	$ 0.46	$ 0.29	$ (0.28)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNINGS (LOSS) PER ORDINARY SHARE (IN THOUSANDS)
Basic (in shares)	220,124	217,362	107,942
Diluted (in shares)	238,018	237,857	107,942